Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
November 30, 2023
IND-NPRT3-0124
1.810697.119
Common Stocks - 96.3%
	Shares	Value ($)
Chemicals - 68.2%
Commodity Chemicals - 21.0%
Cabot Corp.	339,700	25,783,230
Chemtrade Logistics Income Fund	1,852,000	11,873,982
Dow, Inc.	942,300	48,764,025
Koppers Holdings, Inc.	4,805	217,042
LyondellBasell Industries NV Class A	332,000	31,573,200
Olin Corp.	377,500	17,795,350
Orion SA	223,400	5,323,622
Tronox Holdings PLC	1,790,903	22,834,013
Westlake Corp.	149,500	19,194,305
		183,358,769
Diversified Chemicals - 4.3%
Huntsman Corp.	250,700	6,167,220
The Chemours Co. LLC	1,151,700	31,591,131
		37,758,351
Fertilizers & Agricultural Chemicals - 5.8%
Corteva, Inc.	626,211	28,304,737
Nutrien Ltd.	161,600	8,643,596
The Mosaic Co.	386,800	13,882,252
		50,830,585
Industrial Gases - 29.0%
Air Products & Chemicals, Inc.	131,300	35,523,215
Linde PLC	527,086	218,092,375
		253,615,590
Specialty Chemicals - 8.1%
Celanese Corp. Class A (a)	268,800	37,271,808
DuPont de Nemours, Inc.	430,317	30,784,878
Eastman Chemical Co.	35,300	2,959,199
		71,015,885
TOTAL CHEMICALS		596,579,180
Construction Materials - 4.5%
Construction Materials - 4.5%
Martin Marietta Materials, Inc.	42,600	19,791,534
Vulcan Materials Co.	91,700	19,583,452
		39,374,986
Containers & Packaging - 9.3%
Metal, Glass & Plastic Containers - 7.2%
Aptargroup, Inc.	220,100	27,928,489
Crown Holdings, Inc.	143,859	12,373,313
Greif, Inc. Class A	317,800	22,214,220
		62,516,022
Paper & Plastic Packaging Products & Materials - 2.1%
Avery Dennison Corp.	94,700	18,419,150
TOTAL CONTAINERS & PACKAGING		80,935,172
Metals & Mining - 14.3%
Copper - 7.5%
First Quantum Minerals Ltd.	482,400	3,949,640
Freeport-McMoRan, Inc.	1,648,400	61,518,288
		65,467,928
Diversified Metals & Mining - 1.5%
E3 Lithium Ltd. (b)	490,700	770,250
Ivanhoe Mines Ltd. (b)	1,443,200	12,879,732
		13,649,982
Gold - 1.6%
Franco-Nevada Corp.	103,600	11,603,322
Wheaton Precious Metals Corp.	53,000	2,591,510
		14,194,832
Steel - 3.7%
Arch Resources, Inc.	28,200	4,680,072
Commercial Metals Co.	233,800	10,598,154
Nucor Corp.	5,200	883,844
Reliance Steel & Aluminum Co.	17,792	4,897,426
Steel Dynamics, Inc.	92,200	10,983,786
		32,043,282
TOTAL METALS & MINING		125,356,024
TOTAL COMMON STOCKS (Cost $614,809,129)		842,245,362

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	22,616,790	22,621,313
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	28,933,346	28,936,240
TOTAL MONEY MARKET FUNDS (Cost $51,557,553)		51,557,553

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $666,366,682)	893,802,915
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(19,362,162)
NET ASSETS - 100.0%	874,440,753

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	12,468,877	195,064,044	184,911,608	182,948	-	-	22,621,313	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	17,449,050	253,460,274	241,973,084	29,573	-	-	28,936,240	0.1%
Total	29,917,927	448,524,318	426,884,692	212,521	-	-	51,557,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.